Supplement (Vanguard Extended Market Index Fund)	12 Months Ended
Dec. 31, 2012
ETF
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Extended Market Index Fund

Supplement to the Prospectus and Summary Prospectus for Exchange-Traded Fund Shares dated August 12, 2013

Prospectus and Summary Prospectus Text Changes

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fees on Purchases and Sales None through Vanguard

(broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(broker fees vary)

Transaction Fees on Conversion to ETF Shares) None through Vanguard

(broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees 0.07%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses(1) 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

(C)2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 961 042014

Institutional
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Extended Market Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares and Institutional Plus Shares dated August 12, 2013

Prospectus and Summary Prospectus Text Changes

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Institutional Plus

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Institutional Plus

Management Fees 0.05% 0.03%

12b-1 Distribution Fee None None

Other Expenses 0.03% 0.03%

Total Annual Fund Operating Expenses(1) 0.08% 0.06%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Institutional Shares $8 $26 $45 $103

Institutional Plus Shares $6 $19 $34 $77

(C)2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 864 042014

Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Extended Market Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants dated August 12, 2013

Prospectus and Summary Prospectus Text Changes

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees 0.21%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses(1) 0.24%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$25 $77 $135 $306

(C)2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 859 042014

Participant:
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Extended Market Index Fund

Supplement to the Prospectus and Summary Prospectus for Signal(r) Shares dated August 12, 2013

Prospectus and Summary Prospectus Text Changes

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees 0.07%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses(1) 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

(C)2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1344 042014

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Extended Market Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares and Admiral(tm) Shares dated August 12, 2013

Prospectus and Summary Prospectus Text Changes

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Admiral

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for certain fund account balances below $10,000) $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Admiral

Management Fees 0.21% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.03% 0.02%

Total Annual Fund Operating Expenses(1) 0.24% 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

Admiral Shares $10 $32 $56 $128

(C)2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 859 042014

Signal
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Extended Market Index Fund

Supplement to the Prospectus and Summary Prospectus for Signal Shares(r) dated August 12, 2013

Prospectus and Summary Prospectus Text Changes

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees 0.07%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses(1) 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

(C)2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1344 042014